Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
		June 30,		December 31,
		2013		2012
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$585,857	585,857	$688,040	688,040
Accounts Receivable	2	3,222,035	3,222,035	3,157,233	3,157,233

Liabilities
Accounts payable	2	693,232	693,232	745,644	745,644
Short-term borrowings	2	174,686	174,686	121,823	121,823
Long term debt, excluding 2012 Credit Agreement, Euro Notes and Senior Notes	2	563,986	563,986	721,928	721,928
2012 Credit Agreement	2	2,832,312	2,828,542	2,659,340	2,652,840
Senior Notes	2	4,730,687	5,075,954	4,743,442	5,296,325
Euro Notes	2	44,145	45,407	51,951	54,574
Noncontrolling interests subject to put provisions	3	541,347	541,347	523,260	523,260

Derivative Financial Instruments Valuation
	June 30, 2013		December 31, 2012

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	8,109	(1,566)	7,839	(7,510)
Non-current
Foreign exchange contracts	-	-	942	(187)
Interest rate contracts	-	(4,246)	-	(6,221)
Total	$8,109	$(5,812)	$8,781	$(13,918)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	12,361	(6,217)	23,396	(19,068)

Non-current
Foreign exchange contracts	1,098	(1,227)	132	(292)
Total	$13,459	$(7,444)	$23,528	$(19,360)

(1) At June 30, 2013 and December 31, 2012, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,				(Effective Portion) for the six months ended June 30,
	2013	2012	(Effective Portion)	2013	2012

Interest rate contracts	$3,585	$(4,913)	Interest income/expense	$13,094	$10,527
Foreign exchange contracts	1,962	8,883	Costs of Revenue	514	(7,261)
Foreign exchange contracts			Interest income/expense	735	1,006

	$5,547	$3,970		$14,343	$4,272

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2013	2012

Foreign exchange contracts	Selling, general and administrative expense	$(42,102)	$(1,458)

Foreign exchange contracts	Interest income/expense	3,397	3,066

		$(38,705)	$1,608